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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [ ] Amendment Number: ______________

This Amendment (Check only one.): [ ] is a restatement
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    MSD Capital, L.P.
Address: 645 Fifth Avenue, 21st Floor
         New York, NY 10022

Form 13F File Number: 28-5391

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Marc R. Lisker, Esq.
Title: General Counsel, MSD Capital, L.P.
Phone: (212) 303-1668

Signature, Place, and Date of Signing:


/s/ Marc R. Lisker                       New York, NY          November 16, 2009
-------------------------------   --------------------------   -----------------
          (Signature)                   (City, State)               (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:         10

Form 13F Information Table Value Total:    528,729
                                        (thousands)

PURSUANT TO RULE 24B-2 OF THE SECURITIES EXCHANGE ACT OF 1934, AS AMENDED, CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
          Column 1           Column 2  Column 3  Column 4       Column 5       Column 6  Column 7       Column 8
---------------------------- -------- --------- ---------- ------------------ ---------- -------- ---------------------
                                                                                                     Voting Authority
                             Title of              Value    Shrs or  SH/ Put/ Investment   Other  ---------------------
       Name of Issuer          Class    Cusip   (X $1,000)  prn amt  PRN Call Discretion Managers   Sole    Shared None
---------------------------- -------- --------- ---------- --------- --- ---- ---------- -------- --------- ------ ----
ENERGY XXI (BERMUDA) LTD     COM SHS  G10082108   14,555   9,390,423  SH         SOLE             9,390,423   0      0
ASBURY AUTOMOTIVE GROUP INC  COM      043436104   46,742   3,686,273  SH         SOLE             3,686,273   0      0
DINEEQUITY INC               COM      254423106   62,181   2,512,356  SH         SOLE             2,512,356   0      0
DOLLAR THRIFTY AUTOMOTIVE GP COM      256743105   39,883   1,621,900  SH         SOLE             1,621,900   0      0
ECHOSTAR CORP                CL A     278768106   67,769   3,671,129  SH         SOLE             3,671,129   0      0
NALCO HOLDING COMPANY        COM      62985Q101   74,103   3,616,553  SH         SOLE             3,616,553   0      0
SCHOOL SPECIALTY INC         COM      807863105   66,048   2,784,500  SH         SOLE             2,784,500   0      0
SUNSTONE HOTEL INVS INC NEW  COM      867892101   32,616   4,593,740  SH         SOLE             4,593,740   0      0
TYLER TECHNOLOGIES INC       COM      902252105   69,213   4,049,923  SH         SOLE             4,049,923   0      0
WRIGHT EXPRESS CORP          COM      98233Q105   55,619   1,884,755  SH         SOLE             1,884,755   0      0

PURSUANT TO RULE 24B-2 OF THE SECURITIES EXCHANGE ACT OF 1934, AS AMENDED, CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.